MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT - NARRATIVE (Details)				1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) vote director tranche holder $ / shares shares	Nov. 13, 2020 USD ($) shares	Sep. 09, 2019 USD ($) shares	Jun. 30, 2021 USD ($) vote director tranche holder $ / shares shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 employee $ / shares	Nov. 30, 2019 employee	Jun. 30, 2021 USD ($) vote director tranche holder $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) vote director tranche holder $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) holder vote director $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, number of elected directors entitled to holders | director	4			4				4		4		4
Number of holders entitled to matters before the board of directors | holder	2			2				2		2		2
Number of votes on matters before the board of directors | vote	2			2				2		2		2
Number of voting rights per share | vote	1			1				1		1		1
Aggregate intrinsic value for stock options exercised												$ 45,000,000	$ 29,000,000
Total weighted average grant-date fair value of options granted (in dollars per share) | $ / shares												$ 3.64	$ 2.31
Total fair value of shares vested												$ 6,500,000	$ 7,800,000
Capitalized share-based compensation expense								$ 100,000	$ 300,000	$ 100,000	$ 600,000	600,000	700,000
Remaining liability reclassified to additional paid-in capital								1,169,000	1,631,000	10,222,000	4,314,000	24,926,000	27,328,000
Share-based compensation								$ 1,138,000	$ 1,365,000	$ 10,134,000	$ 3,777,000	$ 24,330,000	26,667,000
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized (in shares) | shares												154,289,164
Shares remaining available for issuance (in shares) | shares	13,146,433			13,146,433				13,146,433		13,146,433		14,022,717
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized (in shares) | shares	200,000,000			200,000,000				200,000,000		200,000,000
Maximum payroll deduction for ESPP, percentage	15.00%			15.00%				15.00%		15.00%
ESPP purchase price discount, percentage				85.00%
Percentage of shares outstanding after close of offering				2.00%
Annual increase as a percentage of outstanding shares				1.00%
Dividend Declared
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends	$ 0			$ 0				$ 0		$ 0		$ 0
Dividend Paid
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends	0			0				0		$ 0		$ 0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, period (up to)										10 years		10 years
Vesting rate, percentage										25.00%		25.00%
Vesting period										4 years		4 years
Unrecognized compensation cost	4,900,000			4,900,000				4,900,000		$ 4,900,000		$ 7,800,000
Unrecognized compensation cost related to outstanding stock options, weighted-average period										11 months 8 days		1 year 2 months 19 days
Number of employees affected | employee							125
Additional share-based compensation expense												$ 1,300,000
Incremental share-based compensation expense												$ 1,800,000	$ 800,000
Stock options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										1 year		1 year
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, period (up to)										7 years		7 years
Vesting rate, percentage												25.00%
Vesting period					8 years	1 year						4 years
Granted (in shares) | shares					35,520,000					22,899,989		27,492,086	27,663,658
Granted, Weighted-average grant date fair value (in dollars per share) | $ / shares					$ 22.68					$ 40.88		$ 12.90	$ 0.29
Weighted-average incremental fair value (in dollars per share) | $ / shares													21.95
Unrecognized compensation cost	$ 1,800,000,000			$ 1,800,000,000				$ 1,800,000,000		$ 1,800,000,000		$ 517,700,000
Number of employees affected | employee						500
Modified grant date fair value (in dollars per share) | $ / shares	$ 26.12			$ 26.12		$ 39.75		$ 26.12		$ 26.12		$ 10.84	$ 8.17
RSUs | Certain Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares													27,663,658
Granted, Weighted-average grant date fair value (in dollars per share) | $ / shares												$ 0.29	$ 0.29
Unrecognized compensation cost												$ 8,000,000
RSUs | 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, including incremental expense due to modification	$ 615,200,000			$ 615,200,000				$ 615,200,000		$ 615,200,000
Incremental share-based compensation expense										$ 411,300,000
Remaining weighted-average service period										1 year 3 months 10 days
RSUs | 2019 | Pro Forma
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional share-based compensation expense	203,900,000
RSUs | 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 805,500,000			$ 805,500,000				$ 805,500,000		$ 805,500,000
Incremental share-based compensation expense										$ 787,300,000
Remaining weighted-average service period										4 years 2 months 23 days
Requisite service period										4 years 3 months 29 days
Number of tranches | tranche	7			7				7		7
RSUs | 2021 | Pro Forma
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional share-based compensation expense	$ 18,200,000
RSUs | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												1 year
Vested shares upon achievement of price targets (in shares) | shares					4,560,000					5,532,732
Price targets, vested (in dollars per share) | $ / shares					$ 120					$ 30.45
RSUs | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares upon achievement of price targets (in shares) | shares					4,560,000					13,831,828
Price targets, vested (in dollars per share) | $ / shares					$ 150					$ 50.75
RSUs | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares upon achievement of price targets (in shares) | shares					5,280,000					8,299,098
Price targets, vested (in dollars per share) | $ / shares					$ 180					$ 101.50
RSUs | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares upon achievement of price targets (in shares) | shares					5,280,000
Price targets, vested (in dollars per share) | $ / shares					$ 210
RSUs | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares upon achievement of price targets (in shares) | shares					5,280,000
Price targets, vested (in dollars per share) | $ / shares					$ 240
RSUs | Share-based Payment Arrangement, Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares upon achievement of price targets (in shares) | shares					5,280,000
Price targets, vested (in dollars per share) | $ / shares					$ 270
RSUs | Share-based Payment Arrangement, Tranche Seven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested shares upon achievement of price targets (in shares) | shares					5,280,000
Price targets, vested (in dollars per share) | $ / shares					$ 300
RSUs | Vesting Condition, Satisfied or Partially Satisfied
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	660,000,000			$ 660,000,000				$ 660,000,000		$ 660,000,000		$ 207,200,000
RSUs | Vesting Condition, Satisfied or Partially Satisfied | Certain Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost												2,800,000
RSUs | Vesting Condition, Not Yet Satisfied
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 1,200,000,000			$ 1,200,000,000				$ 1,200,000,000		$ 1,200,000,000		310,500,000
RSUs | Vesting Condition, Not Yet Satisfied | Certain Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost												1,200,000
RSUs | Vesting Condition, Performance Condition Only | Certain Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost												4,000,000
2020 Tender
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock sold (in shares) | shares		1,400,000
Aggregate purchase price of common stock		$ 21,500,000
Remaining liability reclassified to additional paid-in capital												18,600,000
Share-based compensation												$ 17,200,000
2019 Tender
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock sold (in shares) | shares			5,400,000
Aggregate purchase price of common stock			$ 67,600,000
Share-based compensation													$ 18,700,000
Redeemable convertible preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold outstanding to obtain approval (in shares) | shares										50,000,000		50,000,000
Series F
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per Share Liquidation Preference (in dollars per share) | $ / shares	$ 12.5000			$ 12.5000				$ 12.5000		$ 12.5000		$ 12.5000
Series F | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per Share Liquidation Preference (in dollars per share) | $ / shares	$ 12.4827			$ 12.4827				$ 12.4827		$ 12.4827		$ 12.4827
Proceeds to trigger conversion of redeemable convertible preferred stock										$ 200,000,000		$ 200,000,000
Series A and B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, number of elected directors entitled to holders | director	1			1				1		1		1
Series D and E
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion, percentage of outstanding shares	60.00%			60.00%				60.00%		60.00%		60.00%
Series A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per Share Liquidation Preference (in dollars per share) | $ / shares	$ 0.1954			$ 0.1954				$ 0.1954		$ 0.1954		$ 0.1954	$ 0.1954
Conversion, percentage of outstanding shares	65.00%			65.00%				65.00%		65.00%		65.00%